UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07347

                            Scudder Advisor Funds II
                            ------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -----------\--------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder EAFE Equity Index Fund

Scudder EAFE Equity Index Fund (the Fund) invests all of its assets in the Scudder EAFE Equity Index Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio's net assets. At March 31, 2005, the Fund owned approximately 100.0% of the Portfolio's outstanding interests. The Portfolio's Schedule of Investments is set forth below.


EAFE Equity Index Portfolio
Investment Portfolio as of March 31, 2005 (unaudited)
--------------------------------------------------------------------------------------------------

                                                                      Shares             Value ($)
                                                               -----------------------------------
Common Stocks 94.9%
Australia 5.0%
Alumina Ltd.                                                          43,209              196,551
Amcor Ltd.                                                            30,791              170,264
AMP Ltd.                                                              66,698              364,697
Ansell Ltd.                                                            2,546               19,348
Aristocrat Leisure Ltd.                                               11,798               92,756
Australia & New Zealand Banking Group Ltd.                            61,808              984,281
Australian Gas & Light Co., Ltd.                                      16,260              178,318
Australian Stock Exchange Ltd.                                         1,531               23,955
AXA Asia Pacific Holdings Ltd.                                        14,672               47,591
BHP Billition Ltd.                                                   119,969            1,655,692
BlueScope Steel Ltd.                                                  27,562              185,189
Boral Ltd.                                                            13,615               64,141
Brambles Industries Ltd.                                              33,919              208,255
Centro Properties Group                                               31,415              125,676
CFS Gandel Retail Trust                                               44,066               54,111
CFS Gandel Retail Trust*                                               1,461                1,738
Coca-Cola Amatil Ltd.                                                 18,969              125,695
Cochlear Ltd.                                                          1,114               28,219
Coles Myer Ltd.                                                       38,554              280,185
Commonwealth Bank of Australia                                        41,732            1,126,747
Commonwealth Property Office Fund                                     22,142               21,204
Computershare Ltd.                                                    10,718               46,437
CSL Ltd.                                                               7,236              191,010
CSR Ltd.                                                              25,654               48,739
DB RREEF Trust*                                                       49,351               49,167
Foster's Group Ltd.                                                   66,505              263,486
Futuris Corp., Ltd.                                                   10,768               17,297
General Property Trust                                                69,712              191,127
Harvey Norman Holdings Ltd.                                            9,201               19,257
Iluka Resources Ltd.                                                   2,479               10,875
ING Industrial Fund                                                   10,001               15,756
Insurance Australia Group Ltd.                                        53,424              261,584
Investa Property Group                                                30,734               49,371
James Hardie Industries NV                                            10,043               46,460
John Fairfax Holdings Ltd.                                            24,824               80,137
Leighton Holdings                                                      4,873               38,387
Lend Lease Corp., Ltd.                                                14,197              138,151
Lion Nathan Ltd.                                                       5,624               31,490
Macquarie Bank Ltd.                                                    7,534              279,463
Macquarie Goodman Group*                                              23,993               70,412
Macquarie Infrastructure Group                                        71,385              198,470
Mayne Group Ltd.                                                      22,896               68,255
Mirvac Group                                                          32,937              112,178
National Australia Bank Ltd.                                          49,853            1,091,516
Newcrest Mining Ltd.                                                  13,102              176,166
Onesteel Ltd.                                                          8,598               17,198
Orica Ltd.                                                             7,714              108,725
Origin Energy Ltd.                                                    26,752              147,310
Pacific Brands Ltd.                                                    8,016               15,539
Paperlinx Ltd.                                                         8,341               26,411
Patrick Corp., Ltd.                                                   16,337               74,188
Perpetual Trustees Australia Ltd.                                        713               31,481
Publishing & Broadcasting Ltd.                                         2,483               29,512
Qantas Airways Ltd.                                                   17,730               48,610
QBE Insurance Group Ltd.                                              26,822              308,441
Rinker Group Ltd.                                                     31,915              266,198
Rio Tinto Ltd.                                                        11,104              387,103
Santos Ltd.                                                           15,472              107,541
Sonic Healthcare Ltd.                                                  7,645               71,146
Southcorp Ltd.*                                                       16,569               54,128
Stockland*                                                            43,810              197,593
Stockland*                                                             1,481                6,611
Suncorp Metway Ltd.                                                   18,132              272,085
TABCORP Holding Ltd.                                                  17,199              223,552
Telstra Corp., Ltd.                                                   71,587              281,409
Toll Holdings Ltd.                                                     4,105               44,321
Transurban Group                                                      21,302              116,148
Wesfarmers Ltd.                                                       12,790              392,540
Westfield Group*                                                      47,793              597,581
Westpac Banking Corp., Ltd.                                           60,763              893,026
WMC Resources Ltd.                                                    40,734              250,727
Woodside Petroleum Ltd.                                               15,662              293,927
Woolworths Ltd.                                                       36,807              456,238
                                                                                      -----------
(Cost $9,451,743)                                                                      15,169,093

Austria 0.4%
Bank Austria Creditanstalt                                             1,220              120,193
Boehler-Uddeholm AG                                                      260               35,477
Erste Bank der Oesterreichischen Sparkassen AG                         3,980              208,177
Flughafen Wien AG                                                        250               16,790
Immofinanz Immobilien Anlagen AG*                                      8,137               74,152
Mayr Melnhof Karton AG                                                   150               23,847
Oesterreichische Elektrizititaetswirtschafts AG "A"                      110               24,954
OMV AG                                                                   550              174,748
RHI AG*                                                                  250                7,729
Telekom Austria AG                                                    11,507              225,240
Voestalpine AG                                                           670               51,729
Wienerberger AG                                                        2,310              105,135
                                                                                      -----------
(Cost $585,670)                                                                         1,068,171

Belgium 1.3%
Agfa Gevaert NV                                                        2,975              104,087
Barco NV                                                                 214               17,394
Bekaert NV                                                               369               31,020
Belgacom SA*                                                           5,418              224,045
Cofinimmo                                                                119               19,205
Colruyt NV                                                               515               79,978
Compagnie Maritime Belge SA                                              830               31,611
Delhaize Group                                                         2,152              147,432
Dexia                                                                 20,027              476,385
Dolmen Computer Applications NV                                            0                    4
Electrabel SA                                                            880              394,812
Euronav SA                                                               830               27,544
Fortis                                                                38,529            1,097,795
Groupe Bruxelles Lambert SA                                            2,277              207,650
Interbrew                                                              5,637              197,369
KBC Bankverzekeringsholding                                            6,055              510,584
Mobistar SA*                                                             744               65,341
Omega Pharma SA                                                          424               21,864
SA D'Ieteren NV                                                           90               21,140
Solvay SA                                                              2,110              251,501
UCB SA                                                                 2,752              133,172
Umicore                                                                  632               64,148
                                                                                      -----------
(Cost $2,764,527)                                                                       4,124,081

Bermuda 0.0%
Ship Finance International Ltd.                                          455                9,237
(Cost $1,737)                                                                         -----------

Denmark 0.8%
A P Moller - Maersk AS                                                    35              325,805
Bang & Olufsen AS "B"                                                    261               17,484
Carlsberg AS "B"                                                       1,050               52,068
Coloplast AS "B"                                                         812               42,244
Danisco AS                                                             1,650              111,679
Danske Bank AS                                                        13,980              405,610
De Sammensluttede Vognmaend AS                                           648               49,440
FLS Industries AS "B"*                                                   744               13,722
GN Store Nord AS                                                       6,554               75,264
H. Lundbeck AS                                                         2,105               51,093
ISS AS                                                                 1,517              123,265
Kobenhavns Lufthavne AS                                                  143               34,112
NKT Holding AS                                                           557               19,286
Novo Nordisk AS "B"                                                    7,946              442,420
Novozymes AS "B"                                                       1,619               79,439
Ostasiatiske Kompagni                                                    461               26,189
TDC AS                                                                 5,898              248,602
Topdanmark AS*                                                           740               55,108
Vestas Wind Systems AS*                                                5,562               80,324
William Demant Holding AS*                                               765               38,201
                                                                                      -----------
(Cost $1,214,338)                                                                       2,291,355

Finland 1.3%
Amer Group Ltd.                                                        2,100               37,703
Elisa Communications Oyj*                                              4,300               73,021
Fortum Oyj                                                            11,500              223,910
Kesko Oyj                                                              1,900               48,816
Kone Corp. "B"                                                         1,200               93,287
Metso Oyj                                                              3,600               64,494
Nokia Oyj                                                            153,700            2,382,927
Nokian Renkaat Oyj                                                       310               49,950
Orion-yhtyma Oy "B"                                                    1,400               21,451
Outokumpu Oyj                                                          3,200               57,203
Pohjola Group PLC                                                      1,500               18,103
Rautaruukki Oyj                                                        1,400               18,838
Sampo Oyj "A"                                                         12,700              184,386
Stora Enso Oyj "R"                                                    20,200              283,586
TietoEnator Oyj                                                        2,860               97,765
UPM-Kymmene Oyj                                                       16,900              374,618
Uponor Oyj                                                             1,800               37,800
Wartsila Oyj                                                           1,800               47,600
                                                                                      -----------
(Cost $3,550,207)                                                                       4,115,458

France 8.9%
Accor SA                                                               6,355              311,067
Air France                                                             2,837               51,008
Alcatel SA*                                                           41,339              501,582
Alstom*                                                              127,912              109,436
Atos Origin SA*                                                        1,610              108,839
Autoroutes du Sud de la France                                         2,210              112,101
Axa                                                                   47,185            1,256,960
BNP Paribas SA                                                        26,000            1,841,914
Bouygues SA                                                            6,568              260,361
Business Objects SA*                                                   1,527               40,876
Cap Gemini SA*                                                         4,140              144,364
Carrefour SA                                                          19,122            1,014,815
Casino Guichard-Perrachon SA                                             913               76,751
CNP Assurances                                                           777               55,045
Compagnie de Saint-Gobain                                             10,125              616,877
Compagnie Generale des Etablissements Michelin "B"                     4,899              321,974
Credit Agricole SA                                                    22,318              606,680
Dassault Systemes SA                                                   1,982               93,521
Essilor International SA                                               3,219              232,633
France Telecom SA                                                     48,227            1,444,136
Gecina SA                                                                951              108,608
Groupe Danone                                                          8,066              802,495
Hermes International                                                     203               40,867
Imerys SA                                                              1,152               87,062
Klepierre                                                                490               44,050
L' Air Liquide SA                                                      3,669              674,894
L'Oreal SA                                                            10,190              815,674
Lafarge SA                                                             5,681              550,112
Lagardere S.C.A.                                                       4,168              315,534
LVMH Moet- Hennessy Louis Vuitton SA                                   8,249              616,997
Pernod Ricard                                                          1,634              228,125
Pinault-Printemps-Redoute SA                                           2,272              242,979
PSA Peugeot Citroen                                                    5,632              357,884
Publicis Groupe                                                        3,446              105,780
Renault SA                                                             6,254              558,577
Sagem SA                                                               5,904              132,786
Sanofi-Aventis                                                        32,237            2,718,364
Schneider Electric SA                                                  7,467              585,124
Societe BIC SA                                                         1,073               60,881
Societe Generale                                                      11,104            1,153,689
Societe Television Francaise 1                                         3,454              109,249
Sodexho Alliance SA                                                    2,348               78,254
Suez SA                                                               26,456              711,963
Technip SA                                                               503               84,113
Thales SA                                                              2,114               88,158
Thomson SA                                                             7,112              191,761
Total SA                                                              18,794            4,397,463
Total SA VVPR Strip*                                                     972                   12
Unibail                                                                1,467              173,908
Valeo SA                                                               2,050               91,256
Veolia Environnement                                                  10,403              368,961
Vinci SA                                                               2,425              349,560
Vivendi Universal SA*                                                 33,977            1,040,769
Zodiac SA                                                                882               40,920
                                                                                      -----------
(Cost $19,870,525)                                                                     27,127,769

Germany 6.3%
Adidas-Salomon AG                                                      1,574              249,783
Allianz AG (Registered)                                               10,206            1,295,883
Altana AG                                                              2,010              127,803
BASF AG                                                               17,181            1,218,042
Bayer AG                                                              21,928              723,992
Bayerische Hypo-und Vereinsbank AG*                                   18,300              447,640
Bayerische Hypo-und Vereinsbank AG*                                    3,122               76,489
Beiersdorf AG                                                            650               72,547
Celesio AG                                                             1,138               93,040
Commerzbank AG*                                                       14,753              320,141
Continental AG                                                         4,260              330,396
DaimlerChrysler AG                                                    28,555            1,278,158
Deutsche Bank AG (Registered) (b)                                     16,219            1,399,194
Deutsche Boerse AG                                                     3,497              262,923
Deutsche Lufthansa AG*                                                 6,416               92,486
Deutsche Post AG                                                      16,906              412,664
Deutsche Telekom AG (Registered)*                                     90,276            1,802,182
Douglas Holdings  AG                                                     650               23,854
E.ON AG                                                               20,609            1,768,296
Epcos AG*                                                              1,350               18,655
Fresenius Medical Care AG                                              1,066               86,297
HeidelbergCement AG                                                    1,995              125,504
HeidelbergCement AG  VVPR Strip*                                         104                    0
HeidelbergCement AG*                                                     132                8,280
Hypo Real Estate Holdings AG*                                          3,920              163,370
Infineon Technologies AG*                                             20,584              197,455
KarstadtQuelle AG                                                      2,059               20,659
Linde AG                                                               2,435              167,294
MAN AG                                                                 4,638              207,422
Merck KGaA                                                             1,544              110,082
Metro AG                                                               4,838              259,703
MLP AG                                                                 1,150               16,711
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered)                                                        6,043              728,050
Puma AG                                                                  455              113,911
RWE AG                                                                13,948              843,469
SAP AG                                                                 6,809            1,097,224
Schering AG                                                            5,563              368,931
Siemens AG                                                            26,360            2,086,108
Suedzucker AG                                                          1,150               23,136
ThyssenKrupp AG                                                        9,810              202,069
TUI AG                                                                 4,407              116,370
Volkswagen AG                                                          7,353              350,004
                                                                                      -----------
(Cost $15,286,933)                                                                     19,306,217

Greece 0.5%
Alpha Bank AE                                                          7,094              238,911
Coca-Cola Hellenic Bottling Co. SA                                     3,920               98,073
Cosmote Mobile Telelcommunications SA                                  3,670               64,416
EFG Eurobank Ergasias                                                  6,600              204,478
Emporiki Bank of Greece                                                1,550               40,949
Germanos SA                                                              630               19,404
Greek Organization of Football Prognostics                             6,071              177,386
Hellenic Petroleum SA                                                  2,970               29,568
Hellenic Technodomiki SA                                               2,280               10,226
Hellenic Telecommunications Organization SA                            8,800              154,457
Intracom SA                                                            2,190               11,072
National Bank of Greece SA                                             8,871              300,597
Piraeus Bank SA                                                        4,650               84,148
Public Power Corp. (PPC)                                               3,486              100,410
Titan Cement Co.                                                       2,230               74,292
Viohalco, Hellenic Copper and Aluminum Industry SA                     3,290               26,015
                                                                                      -----------
(Cost $1,147,498)                                                                       1,634,402

Hong Kong 1.5%
ASM Pacific Technology Ltd.                                            5,000               21,604
Bank of East Asia Ltd.                                                42,971              123,688
BOC Hong Kong Holdings Ltd.                                          123,000              225,516
Cathay Pacific Airways Ltd.                                           35,000               65,966
Cheung Kong (Holdings) Ltd.                                           51,000              451,186
Cheung Kong Infrastrucure Holdings Ltd.                               10,000               28,656
CLP Holdings Ltd.                                                     59,600              339,285
Esprit Holdings Ltd.                                                  30,815              210,386
Giordano International Ltd.                                           26,000               17,835
Hang Lung Properties Ltd.                                             63,000               91,680
Hang Seng Bank Ltd.                                                   25,100              331,472
Henderson Land Development Co., Ltd.                                  25,000              111,226
Hong Kong & China Gas Co., Ltd.                                      121,887              239,884
Hong Kong Electric Holdings Ltd.                                      48,000              212,938
Hong Kong Exchange & Clearing Ltd.                                    36,000               93,237
Hopewell Holdings Ltd.                                                21,000               49,542
Hutchison Telecommunications International Ltd.*                      30,000               28,656
Hutchison Whampoa Ltd.                                                71,100              603,937
Hysan Development Co.                                                 13,590               26,746
Johnson Electric Holdings Ltd.                                        36,000               32,541
Kerry Properties Ltd.                                                 11,156               24,531
Kingboard Chemical Holdings Ltd.                                       8,900               26,588
Li & Fung Ltd.                                                        55,000              100,488
MTR Corp., Ltd.                                                       48,801               74,771
New World Development Co., Ltd.                                       64,549               63,312
Orient Overseas International Ltd.                                     4,000               19,181
PCCW Ltd.                                                            119,443               67,000
SCMP Group Ltd.                                                       27,200               12,032
Shangri-La Asia Ltd.                                                  36,499               52,880
Sino Land Co., Ltd.                                                   32,301               29,611
Sun Hung Kai Properties Ltd. (REIT)                                   44,297              401,825
Swire Pacific Ltd. "A"                                                31,000              245,434
Techtronic Industries Co., Ltd.                                       30,000               66,159
Television Broadcasts Ltd.                                             9,000               45,349
Wharf Holdings Ltd.                                                   39,102              123,581
Yue Yuen Industrial (Holdings) Ltd.                                   18,000               51,234
                                                                                      -----------
(Cost $4,010,718)                                                                       4,709,957

Ireland 0.8%
Allied Irish Banks PLC                                                28,494              596,529
Bank of Ireland PLC                                                   25,404              401,102
Bank of Ireland PLC                                                    6,534              102,911
CRH PLC                                                               17,558              460,216
DCC PLC                                                                2,107               49,000
Depfa Bank PLC                                                        10,713              169,425
Eircom Group PLC                                                      12,232               32,188
Elan Corp. PLC*                                                       12,546               39,032
Fyffes PLC                                                             7,415               21,627
Grafton Group PLC*                                                     6,932               81,862
Greencore Group PLC                                                    4,282               17,929
Independent News & Media PLC                                          19,065               62,774
Irish Life & Permanent PLC                                             8,993              159,710
Kerry Group PLC                                                        4,249              102,724
Kingspan Group PLC                                                     2,310               27,309
Ryanair Holdings PLC*                                                  5,147               40,299
Waterford Wedgwood PLC "Unit"*                                        23,345                1,150
                                                                                      -----------
(Cost $2,091,233)                                                                       2,365,787

Italy 4.0%
Alleanza Assicurazioni SpA                                            14,871              194,122
Assicurazioni Generali SpA                                            31,857            1,028,277
Autogrill SpA*                                                         3,093               46,269
Autostrade SpA                                                         9,463              244,970
Banca Antonventeta SpA*                                                7,682              248,955
Banca Fideuram SpA                                                     8,881               45,417
Banca Intesa SpA                                                     109,556              556,709
Banca Intesa SpA                                                      28,797              132,333
Banca Monte dei Paschi di Siena SpA                                   34,695              116,711
Banca Nazionale del Lavoro SpA*                                       48,520              155,983
Banca Popolare di Milano                                              10,530              100,669
Banche Popolari Unite*                                                11,005              230,820
Banco Popolari di Verona e Novara                                     11,702              218,286
Benetton Group SpA                                                     1,610               15,528
Bulgari SpA                                                            3,349               39,810
Capitalia SpA                                                         49,641              258,525
Edison SpA*                                                           20,735               42,253
Enel SpA                                                             121,636            1,163,655
Eni SpA                                                               86,100            2,235,578
Fiat SpA*                                                             18,746              136,326
FinecoGroup SpA*                                                       2,988               26,339
Finmeccanica SpA                                                     206,493              209,323
Gruppo Editoriale L'Espresso SpA                                       2,322               14,561
Italcementi SpA                                                        2,001               33,669
Luxottica Group SpA                                                    4,644               95,297
Mediaset SpA                                                          19,676              283,117
Mediobanca SpA                                                        16,096              279,386
Mediolanum SpA                                                         6,085               41,530
Mondadori (Arnoldo) Editore SpA                                        3,666               39,158
Pirelli & C. Accomandita per Azioni                                   84,527              105,190
Riunione Adriatica di Sicurta SpA                                      9,613              226,173
San Paolo IMI SpA                                                     36,566              572,598
SeatPagine Gialle SpA                                                129,754               54,076
Snam Rete Gas SpA                                                     29,235              162,769
Telecom Italia Media SpA*                                             43,490               24,298
Telecom Italia Mobile SpA                                             39,669              265,600
Telecom Italia SpA                                                   274,861            1,042,185
Telecom Italia SpA                                                   194,742              609,021
Terna SpA                                                             25,231               67,049
Tiscali SpA*                                                           2,936               10,428
UniCredito Italiano SpA                                              147,507              866,197
                                                                                      -----------
(Cost $8,348,368)                                                                      12,239,160

Japan 20.5%
ACOM Co., Ltd.                                                         2,300              155,507
Aderans Co., Ltd.                                                        500               10,608
Advantest Corp.                                                        2,300              176,313
Aeon Co., Ltd.                                                        19,200              324,267
AEON Credit Services Co., Ltd.                                           530               35,785
Aiful Corp.                                                            1,400              112,021
Aiful Corp.                                                              700               54,835
Aisin Seiki Co., Ltd.                                                  6,000              136,529
Ajinomoto Co., Inc.                                                   19,000              231,763
All Nippon Airways Co., Ltd.                                          13,000               44,372
Alps Electric Co., Ltd.                                                6,000               95,514
Amada Co., Ltd.                                                       12,000               73,860
Aoyama Trading Co., Ltd.                                               2,200               59,396
Asahi Breweries, Ltd.                                                 13,000              168,395
Asahi Glass Co., Ltd.                                                 26,000              273,990
Asahi Kasei Corp.                                                     43,000              211,732
Asatsu, Inc.                                                           1,100               35,186
Autobacs Seven Co., Ltd.                                               1,100               35,494
Bandai Co., Ltd.                                                       1,400               28,397
Bank of Yokohama Ltd.                                                 41,000              250,061
Benesse Corp.                                                          1,900               64,497
Bridgestone Corp.                                                     22,000              404,383
Canon, Inc.                                                           28,000            1,501,445
Capcom Co., Ltd.                                                         600                5,858
Casio Computer Co., Ltd.                                               6,000               79,176
Central Glass Co., Ltd.                                                3,000               19,052
Central Japan Railway Co.                                                 34              291,075
Chubu Electric Power Co., Inc.                                        22,400              537,909
Chugai Pharmaceutical Co., Ltd.                                        8,000              122,876
Citizen Watch Co., Ltd.                                                8,000               76,770
COMSYS Holdings Corp.                                                  3,000               25,152
Credit Saison Co., Ltd.                                                4,800              172,787
CSK Corp.                                                              2,400               99,823
Dai Nippon Printing Co., Ltd.                                         21,000              342,525
Daicel Chemical Industries Ltd.                                        6,000               33,013
Daiichi Pharmaceutical Co., Ltd.                                       9,000              210,669
Daikin Industries, Ltd.                                                7,000              176,257
Daimaru, Inc.                                                          8,000               71,249
Dainippon Ink & Chemical, Inc.                                        21,000               57,381
Daito Trust Construction Co., Ltd.                                     2,900              121,701
Daiwa House Industry Co., Ltd.                                        16,000              183,829
Daiwa Securities Group, Inc.                                          41,000              269,943
Denki Kagaku Kogyo Kabushiki Kaisha                                   17,000               61,513
Denso Corp.                                                           18,000              448,195
DENTSU, Inc.                                                              55              150,284
Dowa Mining Co., Ltd.                                                 10,000               67,425
East Japan Railway Co.                                                   114              612,366
Ebara Corp.                                                            8,000               35,438
Eisai Co., Ltd.                                                        8,000              271,566
Electric Power Development Co., Ltd.*                                  4,600              141,565
FamilyMart Co., Ltd.                                                   2,300               67,780
FANUC Ltd.                                                             4,900              306,621
Fast Retailing Co., Ltd.                                               1,800              108,943
Fuji Electric Holdings Co., Ltd.                                       9,000               28,369
Fuji Photo Film Co., Ltd.                                             16,000              584,911
Fuji Television Network, Inc.                                             12               28,313
Fujikura Ltd.                                                         11,000               48,214
Fujitsu Ltd.                                                          58,000              348,335
Hankyu Department Stores, Inc.                                         2,000               15,593
Hino Motors Ltd.                                                       6,000               37,713
Hirose Electric Co., Ltd.                                              1,000              102,117
Hitachi Chemical Co., Ltd.                                             3,900               69,686
Hitachi Construction Machinery Co., Ltd.                               2,000               27,586
Hitachi Ltd.                                                         107,000              664,571
Hitachi Software Engineering Co., Ltd.                                   300                5,637
Hokkaido Electric Power Co., Inc.                                      4,800               97,585
Hokugin Financial Group, Inc.                                         25,000               75,772
Honda Motor Co., Ltd.                                                 25,000            1,251,982
House Food Corp.                                                       3,000               43,309
Hoya Corp.                                                             3,600              396,158
Inpex Corp.*                                                              10               53,530
Isetan Co., Ltd.                                                       6,000               78,168
Ishikawajima - Harima Heavy Industries Co., Ltd.*                     35,000               56,467
ITO EN, Ltd.                                                           1,100               53,446
Ito-Yokado Co., Ltd.                                                  11,000              439,056
Itochu Corp.*                                                         47,000              236,687
Itochu Techno-Science Corp.                                              600               19,416
JAFCO Co., Ltd.                                                          600               37,657
Japan Airlines Systems Corp.*                                         19,000               55,460
Japan Real Estate Investment Corp. (REIT)                                  5               40,800
Japan Retail Fund Investment Corp. (REIT)                                  6               47,673
Japan Tobacco, Inc.                                                       30              332,929
JFE Holdings, Inc.                                                    18,225              508,186
JGC Corp.                                                              8,000               87,289
JSR Corp.                                                              6,000              118,344
Kajima Corp.                                                          30,000              123,939
Kamigumi Co., Ltd.                                                     6,000               50,135
Kanebo Ltd.*                                                             800               11,101
Kaneka Corp.                                                          10,000              110,417
Kansai Electric Power Co., Inc.                                       23,700              475,194
Kansai Paint Co., Ltd.                                                 3,000               18,577
Kao Corp.                                                             18,000              413,783
Katokichi Co., Ltd.                                                    1,100                8,104
Katokichi Co., Ltd.*                                                   2,200               16,085
Kawasaki Heavy Industries Ltd.                                        48,000               82,813
Kawasaki Kisen Kaisha Ltd.                                            13,000               89,714
Keihin Electric Express Railway Co., Ltd.                             12,000               74,196
Keio Electric Railway Co., Ltd.                                       16,000               94,899
Keyence Corp.                                                          1,070              247,867
Kikkoman Corp.                                                         6,000               60,151
Kinden Corp.                                                           6,000               46,946
Kinki Nippon Railway Co., Ltd.                                        50,900              172,784
Kirin Brewery Co., Ltd.                                               24,000              233,890
Kobe Steel Ltd.                                                       80,000              141,005
Kokuyo Corp.                                                           3,000               38,245
Komatsu Ltd.                                                          33,000              248,046
Komori Corp.                                                           2,000               30,477
Konami Co., Ltd.                                                       3,200               71,025
Konica Minolta Holdings, Inc.                                         15,000              151,637
Koyo Seiko Co., Ltd.                                                   2,000               27,063
Kubota Corp.                                                          34,000              181,367
Kuraray Co., Ltd.                                                     14,000              124,946
Kuraya Sanseido, Inc.*                                                 3,700               49,170
Kurita Water Industries                                                3,000               47,170
Kyocera Corp.                                                          5,400              385,247
Kyowa Hakko Kogyo Co., Ltd.                                           10,000               76,564
Kyushu Electric Power Co.                                             12,700              270,036
Lawson, Inc.                                                           1,900               69,813
Leopalace21 Corp.                                                      4,000               65,952
Mabuchi Motor Co., Ltd.                                                  700               42,040
Makita Corp.                                                           3,000               54,779
Marubeni Corp.                                                        45,000              144,363
Marui Co., Ltd.                                                       11,000              147,822
Matsumotokiyoshi Co., Ltd.                                               500               14,828
Matsushita Electric Industrial Co., Ltd.                              73,614            1,084,679
Matsushita Electric Works Ltd.                                        10,000               86,077
Meiji Dairies Corp.                                                    8,000               44,913
Meiji Seika Kaisha Ltd.                                               12,000               59,759
Meitec Corp.                                                           1,100               38,366
Millea Holdings, Inc.                                                     48              698,312
Minebea Co., Ltd.                                                      8,000               34,319
Mitsubishi Chemical Corp.                                             58,000              184,986
Mitsubishi Corp.                                                      37,000              479,278
Mitsubishi Electric Corp.                                             57,000              295,020
Mitsubishi Estate Co., Ltd.                                           33,000              383,456
Mitsubishi Gas & Chemical Co.                                         10,000               46,909
Mitsubishi Heavy Industries Ltd.                                      96,000              255,152
Mitsubishi Logistics Corp.                                             3,000               33,936
Mitsubishi Materials Corp.                                            34,000               81,171
Mitsubishi Rayon Co., Ltd.                                            17,000               62,781
Mitsubishi Tokyo Financial Group, Inc.                                   152            1,318,288
Mitsui & Co., Ltd.                                                    43,000              396,596
Mitsui Chemicals, Inc.                                                20,000              111,722
Mitsui Engineering & Shipbuilding Co., Ltd.                           14,000               26,504
Mitsui Fudosan Co., Ltd.                                              24,000              281,787
Mitsui Mining & Smelting Co., Ltd.                                    19,000               84,165
Mitsui O.S.K. Lines, Ltd.                                             32,000              205,614
Mitsui Sumitomo Insurance Co., Ltd.                                   44,260              405,741
Mitsui Trust Holdings, Inc.                                           17,100              169,995
Mitsukoshi Ltd.*                                                      15,000               78,336
Mitsumi Electric Co., Ltd.                                               900               10,047
Mizuho Financial Group, Inc.                                             258            1,219,864
Murata Manufacturing Co., Ltd.                                         7,600              407,535
Namco Ltd.                                                             2,200               28,580
NEC Corp.                                                             55,000              332,370
NEC Electronics Corp.                                                  1,000               46,629
Net One Systems Co., Ltd.                                                 18               46,162
NGK Insulators, Ltd.                                                   9,000               89,387
NGK Spark Plug Co., Ltd.                                               4,000               41,369
Nichii Gakkan Co.                                                        300                9,037
Nichirei Corp.                                                         9,000               34,160
Nidec Corp.                                                            1,500              186,748
Nikko Cordial Corp.                                                   52,000              259,927
Nikon Corp.                                                            9,000              103,488
Nintendo Co., Ltd.                                                     3,400              370,978
Nippon Building Fund, Inc.                                                10               85,424
Nippon Express Co., Ltd.                                              29,000              152,532
Nippon Meat Packers, Inc.                                              5,000               63,368
Nippon Mining Holdings, Inc.                                          26,000              142,815
Nippon Oil Co., Ltd.                                                  43,000              305,166
Nippon Sheet Glass Co., Ltd.                                          10,000               42,339
Nippon Steel Corp.                                                   207,000              523,147
Nippon Telegraph & Telephone Corp.                                       171              747,916
Nippon Unipac Holdings                                                    32              147,720
Nippon Yusen Kabushiki Kaisha                                         31,000              186,757
Nishimatsu Construction Co., Ltd.                                      5,000               18,931
Nissan Chemical Industries, Ltd.                                       3,000               25,879
Nissan Motor Co., Ltd.                                                83,000              850,667
Nisshin Seifun Group, Inc.                                             6,000               63,788
Nisshin Steel Co., Ltd.                                               29,000               75,996
Nisshinbo Industries                                                   2,000               16,283
Nissin Food Products Co., Ltd.                                         2,800               73,244
Nitto Denko Corp.                                                      5,500              288,259
NOK Corp.                                                              3,300               78,630
Nomura Holdings, Inc.                                                 62,300              871,491
Nomura Research Institute, Ltd.                                          800               74,606
NSK Ltd.                                                              16,000               82,365
NTN Corp.                                                             15,000               83,232
NTT Data Corp.                                                            42              144,922
NTT DoCoMo, Inc.                                                         668            1,121,328
Obayashi Corp.                                                        19,000              117,122
Obic Co., Ltd.                                                           200               39,019
Odakyu Electric Railway Co., Ltd.                                     23,000              140,492
Oji Paper Co., Ltd.                                                   29,000              162,809
Oki Electric Industry Co.*                                            15,000               63,229
Okumura Corp.                                                          1,000                6,080
Olympus Corp.                                                          8,000              186,515
Omron Corp.                                                            7,600              165,849
Onward Kashiyama Co.                                                   4,000               59,051
Oracle Corp.                                                           1,100               50,881
Oriental Land Co., Ltd.                                                1,900              124,032
ORIX Corp.                                                             2,700              344,204
Osaka Gas Co.                                                         64,000              196,960
Pioneer Corp.                                                          5,400               97,143
Promise Co., Ltd.                                                      3,100              211,909
Q.P. Corp.                                                             2,000               17,532
Rakuten, Inc.                                                            160              139,513
Resona Holding, Inc.*                                                151,000              302,760
Ricoh Co., Ltd.                                                       23,000              394,666
ROHM Co., Ltd.                                                         3,600              347,477
Ryohin Keikaku Co., Ltd.                                                 400               19,771
Sanken Electric Co., Ltd.                                              2,000               26,187
Sankyo Co., Ltd.                                                      13,000              273,990
Sankyo Co., Ltd.                                                       1,300               62,921
Sanyo Electric Co., Ltd.                                              49,000              152,625
Sapporo Holdings Ltd.                                                  5,000               23,408
Secom Co., Ltd.                                                        7,400              307,787
Sega Sammy Holdings, Inc.*                                             2,200              133,769
Seiko Epson Corp.                                                      3,300              122,484
Seino Transportation Co.                                               2,000               19,621
Sekisui Chemical Co., Ltd.                                            14,000              101,707
Sekisui House Ltd.                                                    17,000              181,526
Seven-Eleven Japan Co., Ltd.                                          13,000              380,677
Sharp Corp.                                                           32,000              484,044
Shimachu Co., Ltd.                                                       700               18,278
Shimamura Co., Ltd.                                                      600               45,939
Shimano, Inc.                                                          2,500               83,932
Shimizu Corp.                                                         18,000               92,157
Shin-Etsu Chemical Co., Ltd.                                          12,300              465,709
Shinsei Bank, Ltd.                                                    34,000              193,416
Shionogi & Co., Ltd.                                                  11,000              151,618
Shiseido Co., Ltd.                                                    11,000              145,155
Showa Denko KK                                                        34,000               89,098
Showa Shell Sekiyu KK                                                  5,000               48,494
Skylark Co., Ltd.                                                      2,000               33,741
SMC Corp.                                                              1,900              214,931
Snow Brand Milk Products Co., Ltd.*                                    1,500                4,952
Softbank Corp.                                                         7,800              321,514
Sompo Japan Insurance, Inc.                                           23,000              240,017
Sony Corp.                                                            30,800            1,226,485
Stanley Electric Co., Ltd.                                             3,300               49,979
Sumitomo Bakelite Co., Ltd.                                            2,000               12,478
Sumitomo Chemical Co., Ltd.                                           45,000              222,419
Sumitomo Corp.                                                        31,000              265,681
Sumitomo Electric Industries Ltd.                                     24,000              255,376
Sumitomo Heavy Industries Ltd.*                                       18,000               70,838
Sumitomo Metal Industries Ltd.                                       120,000              215,984
Sumitomo Metal Mining Co., Ltd.                                       17,000              127,940
Sumitomo Mitsui Finance Group, Inc.                                      145              981,722
Sumitomo Osaka Cement Co., Ltd.                                       12,000               31,446
Sumitomo Realty & Development Co., Ltd.                               13,000              156,878
Suzuken Co., Ltd.                                                      1,900               46,778
T&D Holdings, Inc.*                                                    5,750              292,246
Taiheiyo Cement Corp.                                                 29,000               81,404
Taisei Corp.                                                          33,000              123,715
Taisho Pharmaceutical Co., Ltd.                                        5,000              106,314
Taiyo Nippon Sanso Corp.                                               6,000               35,139
Taiyo Yuden Co., Ltd.                                                  2,000               21,654
Takara Holdings, Inc.                                                  4,000               28,015
Takashimaya Co., Ltd.                                                  9,000               92,157
Takeda Chemical Industries Ltd.                                       29,500            1,405,810
Takefuji Corp.                                                         3,650              245,761
TDK Corp.                                                              4,000              273,804
Teijin Ltd.                                                           27,000              115,322
Teikoku Oil Co., Ltd.                                                  4,000               29,171
Terumo Corp.                                                           6,000              180,733
The 77 Bank, Ltd.                                                      8,000               57,969
The Bank of Fukuoka, Ltd.                                             17,000              106,696
The Chiba Bank, Ltd.                                                  26,000              168,274
The Furukawa Electric Co., Ltd.*                                      19,000               87,000
The Gunma Bank Ltd.                                                   10,000               57,726
The Joyo Bank Ltd.                                                    19,000              102,238
The Shizuoka Bank Ltd.                                                19,000              191,896
The Sumitomo Trust & Banking Co., Ltd.                                41,000              267,267
The Suruga Bank, Ltd.                                                  6,000               53,325
THK Co., Ltd.                                                          3,700               74,704
TIS, Inc.                                                              1,000               39,075
Tobu Railway Co., Ltd.                                                26,000              104,989
Toda Corp.                                                             6,000               29,544
Toho Co., Ltd.                                                         4,300               70,256
Tohoku Electric Power Co., Inc.                                       13,800              255,718
Tokyo Broadcasting System, Inc.                                        1,000               19,491
Tokyo Electric Power Co.                                              38,400              931,083
Tokyo Electron Ltd.                                                    5,700              324,788
Tokyo Gas Co., Ltd.                                                   87,000              350,499
Tokyo Style Co., Ltd.                                                  2,000               21,990
Tokyu Corp.                                                           32,000              166,819
Tokyu Land Corp.                                                       7,000               29,441
TonenGeneral Sekiyu K.K.                                              10,000              102,490
Toppan Printing Co., Ltd.                                             19,000              208,020
Toray Industries, Inc.                                                42,000              188,399
Toshiba Corp.                                                         96,000              401,082
Tosoh Corp.                                                           15,000               74,140
Tostem Inax Holding Corp.                                              8,848              162,388
TOTO Ltd.                                                             10,000               85,797
Toyo Seikan Kaisha Ltd.                                                5,000               92,838
Toyo Suisan Kaisha Ltd.                                                1,000               15,621
Toyobo Co., Ltd.                                                      20,000               48,680
Toyoda Gosei Co., Ltd.                                                   900               16,249
Toyota Industries Corp.                                                6,400              180,248
Toyota Motor Corp.                                                    95,400            3,549,809
Trend Micro, Inc.                                                      3,500              150,471
Ube Industries Ltd.*                                                  34,000               70,074
UFJ Holdings, Inc.*                                                      129              678,504
Uni-Charm Co.                                                          1,400               62,800
UNY Co., Ltd.                                                          6,000               72,069
Ushio, Inc.                                                            4,000               76,471
USS Co., Ltd.                                                            800               61,923
Wacoal Corp.                                                           4,000               53,082
West Japan Railway Corp.                                                  59              240,446
World Co., Ltd.                                                        1,300               47,039
Yahoo Japan Corp.*                                                        63              147,468
Yahoo Japan Corp.*                                                        63              148,056
Yakult Honsha Co., Ltd.                                                4,000               77,031
Yamada Denki Co., Ltd.                                                 2,600              136,268
Yamaha Corp.                                                           5,000               72,135
Yamaha Motor Co., Ltd.                                                 5,000               85,564
Yamanouchi Pharmaceutical Co., Ltd.                                   17,400              589,033
Yamato Transport Co., Ltd.                                            14,000              200,280
Yamazaki Baking Co., Ltd.                                              5,000               47,188
Yokogawa Electric Corp.                                                8,000              108,328
                                                                                      -----------
(Cost $56,656,387)                                                                     62,819,927

Luxembourg 0.1%
Arcelor                                                               14,702              335,996
(Cost $219,321)                                                                       -----------

Netherlands 4.9%
ABN ARMO Holding NV                                                   53,785            1,334,470
Aegon NV                                                              47,051              634,929
Akzo Nobel NV                                                          9,000              410,902
ASML Holding NV*                                                      16,795              283,681
Corio NV                                                               1,590               88,896
DSM NV                                                                 2,342              165,003
Euronext NV                                                            2,583               91,912
European Aeronautic Defence & Space Co.                                8,069              241,204
Fortis Bank Nederland NV*                                                 50                    0
Getronics NV*                                                         10,114               23,468
Hagemeyer NV*                                                         10,177               25,857
Heineken NV                                                            7,425              257,277
IHC Caland NV                                                            806               51,196
ING Groep NV                                                          62,135            1,876,714
Koninklijke (Royal) KPN NV                                            72,991              652,866
Koninklijke (Royal) Philips Electronics NV                            43,834            1,207,469
Koninklijke Ahold NV (ADR)*                                           11,830               98,426
Koninklijke Ahold NV*                                                 39,343              329,462
Oce NV                                                                 1,190               19,020
QIAGEN NV*                                                             3,029               35,888
Randstad Holdings NV                                                   1,070               47,631
Reed Elsevier NV                                                      23,406              352,868
Rodamco Europe NV                                                      1,277               95,515
Royal Dutch Petroleum Co.                                             68,789            4,112,577
Royal Numico NV*                                                       4,324              176,900
STMicroelectronics NV                                                 19,551              325,417
TPG NV                                                                13,152              374,224
Unilever NV                                                           19,026            1,294,829
Vedior NV                                                              5,000               88,926
VNU NV                                                                 7,792              227,268
Wereldhave NV                                                            498               50,999
Wolters Kluwer NV                                                      7,862              143,599
                                                                                      -----------
(Cost $13,060,011)                                                                     15,119,393

New Zealand 0.2%
Auckland International Airport Ltd.                                    8,363               48,200
Carter Holt Harvey Ltd.                                               17,681               24,784
Contact Energy Ltd.                                                    7,349               33,990
Fisher & Paykel Appliances Holdings Ltd.                               4,480                9,468
Fisher & Paykel Corp., Ltd.                                           11,605               24,690
Fletcher Building Ltd.                                                15,863               74,948
Independent Newspapers Ltd.                                            2,860               12,210
NGC Holdings Ltd.                                                      3,106                6,785
Sky City Entertainment Group Ltd.                                     11,722               41,037
Sky Network Telelevision Ltd.*                                         2,305               10,546
Telecom Corp. of New Zealand Ltd.                                     62,517              269,573
Tenon Ltd.                                                               941                2,805
The Warehouse Group Ltd.                                               3,494                9,870
Tower Ltd.*                                                            5,324                6,705
                                                                                      -----------
(Cost $340,625)                                                                           575,611

Norway 0.6%
DNB NOR ASA                                                           21,250              217,139
Frontline Ltd.                                                         1,300               62,162
Norsk Hydro ASA                                                        4,640              382,966
Norske Skogindustrier ASA                                              3,550               70,869
Orkla ASA                                                              6,114              223,848
Petroleum Geo-Services ASA*                                              600               39,532
Schibsted ASA                                                          1,200               31,531
Smedvig ASA                                                              900               16,902
Statoil ASA                                                           21,750              370,701
Storebrand ASA                                                         7,950               72,140
Tandberg ASA                                                           3,600               37,638
Telenor ASA                                                           26,050              234,327
Tomra Systems ASA                                                      5,300               23,670
Yara International ASA*                                                6,650              101,010
                                                                                      -----------
(Cost $1,061,780)                                                                       1,884,435

Portugal 0.3%
Banco BPI SA                                                           9,159               37,399
Banco Comercial Portugues SA                                          67,319              183,258
Banco Espirito Santo e Comercial de Lisboa SA                          3,035               52,719
Brisa-Auto Estrada de Portugal SA                                     11,589               97,799
CIMPOR-Cimentos de Portugal                                            4,045               22,705
Electricidade de Portugal                                             68,202              190,082
Jeronimo Martins, SGPS SA*                                             1,588               24,188
Portugal Telecom SGPS SA (Registered)                                 24,060              281,948
PT Multimedia Servicos                                                 1,416               35,335
Sonae SGPS SA                                                         24,104               36,245
                                                                                      -----------
(Cost $761,584)                                                                           961,678

Singapore 0.8%
Ascendas Real Estate Investment Trust (REIT)                          35,000               39,861
Capitaland Ltd.                                                       39,750               56,588
CapitaMall Trust                                                      30,300               37,445
Chartered Semiconductors Manufacturing Ltd.*                          26,400               15,833
City Developments Ltd.                                                17,000               66,424
ComfortDelGro Corp., Ltd.                                             64,000               64,746
Creative Technologies Ltd.                                             1,000                9,632
Datacraft Asia Ltd.*                                                   4,000                3,840
DBS Group Holdings Ltd.                                               38,513              347,626
Fraser And Neave Ltd.                                                  6,860               63,166
Haw Par Corp., Ltd.                                                    4,245               13,501
Jardine Cycle & Carriage Ltd.                                          1,759               12,467
Keppel Corp.                                                          18,750              123,807
Keppel Land Ltd                                                        1,000                1,393
Neptune Orient Lines Ltd.                                             26,000               57,961
Oversea-Chinese Banking Corp., Ltd.                                   33,337              278,692
Overseas Union Enterprises                                             3,000               14,811
Parkway Holdings Ltd.                                                  9,000                8,887
SembCorp Industries Ltd.                                              31,329               36,819
SembCorp Logistics Ltd.                                                5,000                4,937
SembCorp Marine Ltd.                                                  10,000               11,692
Singapore Airlines Ltd.                                               20,000              144,177
Singapore Exchange Ltd.                                               25,000               31,804
Singapore Post Ltd.                                                   28,000               14,502
Singapore Press Holdings Ltd.                                         56,758              156,787
Singapore Technologies Engineering Ltd.                               44,000               68,236
Singapore Telecommunications Ltd.                                    219,580              343,187
ST Assembly Test Services Ltd.*                                       15,000                9,632
Suntec Real Estate Investment Trust (REIT)*                           22,000               17,059
United OverSeas Bank Ltd.                                             38,448              335,394
United Overseas Land Ltd.                                             13,000               17,247
Venture Corp., Ltd.                                                    8,000               64,456
Wing Tai Holdings Ltd.                                                16,333                9,202
                                                                                      -----------
(Cost $2,002,917)                                                                       2,481,811

Spain 3.8%
Abertis Infraestructuras SA                                            8,246              186,305
Acciona SA                                                               871               78,584
Acerinox SA                                                            5,836               95,700
ACS, Actividades de Construccion y Servicios SA                        8,898              220,309
Altadis SA                                                             8,844              361,704
Amadeus Global Travel Distribution SA "A"                             11,168              105,393
Antena 3 Television SA*                                                  671               54,755
Banco Bilbao Vizcaya Argentaria SA                                   106,705            1,737,321
Banco Popular Espanol SA                                               5,418              350,465
Banco Santander Central Hispano SA                                   196,447            2,391,205
Cintra Concesiones de Infraestructuras de Transporte SA*               6,186               66,557
Corporacion Mapfre SA                                                  3,256               50,143
Endesa SA                                                             31,873              716,850
Fomento de Construcciones y Contratas SA                               1,152               58,882
Gamesa Corporacion Tecnologica SA                                      1,941               25,790
Gas Natural SDG SA                                                     4,539              130,505
Grupo Ferrovial SA                                                     2,067              117,065
Iberdrola SA                                                          25,668              671,458
Iberia Lineas Aereas de Espana SA                                     11,243               37,602
Indra Sistemas SA                                                      3,458               62,039
Industria de Diseno Textil SA                                          7,576              226,565
Metrovacesa SA                                                         1,123               60,050
NH Hoteles SA                                                          1,973               25,371
Promotora de Informaciones SA (Prisa)                                  2,251               45,491
Repsolf YPF SA                                                        30,565              809,070
Sacyr Vallehermoso SA                                                  2,940               52,708
Sociedad General de Aguas de Barcelona SA "A"                          1,673               36,196
Sogecable SA*                                                          1,182               47,331
Telefonica Publicidad e Informacion SA                                 3,881               35,015
Telefonica SA                                                        147,419            2,568,375
Union Fenosa SA                                                        6,944              206,225
Zeltia SA*                                                             3,485               29,184
                                                                                      -----------
(Cost $7,958,676)                                                                      11,660,213

Sweden 2.4%
Alfa Laval AB                                                            900               14,765
Assa Abloy AB "B"                                                     10,000              141,425
Atlas Copco AB "A"                                                     3,971              190,101
Atlas Copco AB "B"                                                     2,642              115,643
Axfood AB                                                                500               12,198
Billerud AB                                                            1,000               14,708
Capio AB*                                                              2,100               31,778
Castellum AB                                                             700               22,868
Electrolux AB                                                          9,985              232,295
Eniro AB                                                               6,200               73,216
Gambro AB "A"                                                          6,300               85,979
Gambro AB "B"                                                          3,600               48,876
Getinge AB "B"                                                         6,000               89,522
Hennes & Mauritz AB "B"                                               16,050              551,578
Hoganas AB "B"                                                           600               17,226
Holmen AB "B"                                                          1,900               59,787
Lundin Petroleum AB*                                                   3,500               26,977
Modern Times Group AB "B"*                                             1,200               36,318
Nordea Bank AB                                                        71,414              722,129
OM Hex AB*                                                             3,100               36,608
Sandvik AB                                                             7,000              291,052
SAS AB*                                                                1,500               15,009
Scania AB "B"                                                          3,000              127,706
Securitas AB "B"                                                      10,700              170,997
Skandia Forsakrings AB                                                34,000              172,623
Skandinaviska Enskilda Banken AB "A"                                  15,860              300,561
Skanska AB "B"                                                        11,800              142,683
SKF AB "B"                                                             3,100              144,897
SSAB Svenskt Stal AB "B"                                                 100                2,390
SSAB Svenskt Stal AB "A"                                               2,500               62,050
Svenska Cellulosa AB "B"                                               6,566              247,470
Svenska Handelsbanken AB "A"                                          16,800              396,781
Swedish Match AB                                                      11,165              136,584
Tele2 AB "B"                                                           3,300              108,975
Telefonaktiebolaget LM Ericsson "B"*                                 492,900            1,387,194
TeliSonera AB                                                         69,951              415,498
TeliSonera AB                                                          1,600                9,561
Trelleborg AB "B"                                                      2,300               39,846
Volvo AB "A"                                                           3,310              141,371
Volvo AB "B"                                                           7,580              335,000
Wihlborgs Fastigheter AB                                               2,895               66,941
WM-Data AB "B"                                                         7,800               19,304
                                                                                      -----------
(Cost $4,499,843)                                                                       7,258,490

Switzerland 6.5%
ABB Ltd. (Registered)*                                                55,306              343,567
ABB Ltd.*                                                              7,601               47,299
Adecco SA (Registered)                                                 4,281              235,159
Ciba Specialty Chemicals AG (Registered)*                              2,453              158,741
Clariant AG (Registered)                                               6,750              116,540
Compagnie Financiere Richemont AG "A" (Bearer)                        17,803              558,925
Credit Suisse Group                                                   37,411            1,606,166
Geberit AG (Registered)                                                  112               82,030
Givaudan SA                                                              222              142,549
Holcim Ltd. (Registered)                                               5,455              335,450
Kudelski SA (Bearer)*                                                  1,000               36,077
Kuoni Reisen AG (Registered) "B"                                          46               20,345
Logitech International SA (Registered)*                                1,100               66,908
Lonza Group AG (Registered)                                            1,150               70,382
Micronas Semiconductor Holdings AG (Foreign Registered)*                 690               28,787
Nestle SA (Registered)                                                13,350            3,652,680
Nobel Biocare Holding AG (Bearer)                                        700              147,339
Nobel Biocare Holding AG                                                 100               20,973
Novartis AG (Registered)                                              78,091            3,643,224
Phonak Holding AG (Registered)                                           709               24,423
Rieter Holdings AG                                                        73               23,071
Roche Holding AG                                                      23,202            2,486,933
Schindler Holding AG                                                     104               38,520
Serono SA (Bearer)                                                       200              145,144
SGS Holdings SA (Registered)                                             125               90,088
Straumann SA (Registered)                                                150               32,482
Sulzer AG (Registered)                                                   105               45,211
Swatch Group AG (Bearer)                                               1,144              157,246
Swatch Group AG (Registered)                                           1,800               50,115
Swiss Re (Registered)                                                 10,596              758,787
Swisscom AG (Registered)                                                 895              328,128
Syngenta AG (Registered)*                                              3,703              386,694
Synthes, Inc.*                                                         1,526              169,690
UBS AG (Registered)                                                   35,411            2,990,269
Unaxis Holding AG (Registered)                                           276               38,768
Valora Holding AG (Registered)                                            90               20,524
Zurich Financial Services AG*                                          4,851              851,323
                                                                                      -----------
(Cost $14,306,128)                                                                     19,950,557

United Kingdom 24.0%
3i Group PLC                                                          20,703              262,714
Aegis Group PLC                                                       28,210               54,376
Alliance Unichem PLC                                                   8,689              127,009
AMEC PLC                                                               7,045               42,469
Amvescap PLC                                                          26,246              165,534
Anglo American Capital PLC*                                           47,302            1,121,830
ARM Holdings PLC                                                      38,181               75,940
Arriva PLC                                                             5,966               59,190
Associated British Ports Holdings PLC                                 11,865              107,737
AstraZeneca Group PLC                                                  6,372              251,874
AstraZeneca PLC                                                       47,760            1,882,706
Aviva PLC                                                             76,135              913,612
BAA PLC                                                               35,400              390,344
BAE Systems PLC                                                      108,626              532,691
Balfour Beatty PLC                                                    14,325               84,596
Barclays PLC                                                         210,089            2,147,853
Barratt Developments PLC                                               8,077              100,663
BBA Group PLC                                                         16,408               93,564
Bellway PLC                                                            2,380               39,579
Berkeley Group Holdings PLC                                            4,489               68,755
BG Group PLC                                                         114,413              889,171
BHP Billiton PLC                                                      82,248            1,105,093
BOC Group PLC                                                         16,150              310,993
Boots Group PLC                                                       24,813              292,361
BP PLC                                                               709,953            7,358,854
BPB PLC                                                               16,497              154,785
Brambles Industries PLC                                               24,199              138,562
British Airways PLC*                                                  19,365               96,611
British America Tobacco PLC                                           53,755              947,773
British Land PLC                                                      17,366              263,852
British Sky Broadcasting Group PLC                                    41,530              455,584
BT Group PLC                                                         282,861            1,098,472
Bunzl PLC                                                             14,569              142,339
Cable and Wireless PLC*                                               65,846              160,829
Cadbury Schweppes PLC                                                 66,606              667,733
Capita Group PLC                                                      23,012              163,511
Carnival PLC                                                           5,852              321,369
Cattles PLC                                                            8,499               54,286
Centrica PLC                                                         129,337              563,986
Close Brothers Group PLC                                               2,533               37,097
Cobham PLC                                                             3,977              104,992
Compass Group PLC                                                     71,857              327,937
Cookson Group PLC*                                                    36,677               27,724
Corus Group PLC*                                                     108,255              110,470
Daily Mail & General Trust  "A"                                        8,137              110,714
Davis Service Group PLC                                                4,322               35,692
De La Rue PLC                                                          2,911               21,014
Diageo PLC                                                           100,344            1,414,602
Dixons Group PLC                                                      64,513              186,223
Electrocomponents PLC                                                 16,012               74,890
EMAP PLC                                                               8,525              133,714
EMI Group PLC                                                         27,224              121,542
Enterprise Inns PLC                                                   12,554              182,911
Exel PLC                                                               9,917              158,921
FirstGroup PLC                                                        10,787               69,970
FKI PLC                                                               16,691               33,513
Friends Provident PLC                                                 55,115              184,612
George Wimpey PLC                                                      9,766               81,203
GKN PLC                                                               24,082              115,479
GlaxoSmithKline PLC                                                  193,985            4,446,650
Great Portland Estates PLC                                               245                1,517
Group 4 Securicor PLC                                                 38,300               99,157
GUS PLC                                                               34,316              590,771
Hammerson PLC                                                          9,213              144,766
Hanson PLC                                                            21,281              201,280
Hays PLC                                                              56,416              141,794
HBOS PLC                                                             128,085            1,996,899
Hilton Group PLC                                                      53,005              301,500
HMV Group PLC                                                          8,717               41,224
HSBC Holdings PLC                                                    368,777            5,833,017
ICAP PLC                                                              12,399               64,318
IMI PLC                                                               13,516              104,849
Imperial Chemical  Industries PLC                                     38,797              196,122
Imperial Tobacco Group PLC                                            24,563              644,744
Inchcape PLC                                                           1,957               73,299
InterContinental Hotels Group PLC                                     21,230              247,737
Intertek Group PLC                                                     5,316               77,705
Invensys PLC*                                                        153,281               44,898
ITV PLC                                                                9,137               22,015
J Sainsbury PLC                                                       42,471              232,151
Johnson Mathey PLC                                                     6,101              114,025
Kelda Group PLC                                                       10,023              113,267
Kesa Electricals PLC                                                  14,930               85,277
Kidde PLC                                                             29,591               93,386
Kingfisher PLC                                                        79,695              434,868
Land Securities Group PLC                                             15,963              390,047
Legal & General Group PLC                                            220,749              472,434
Liberty International PLC                                              8,450              153,855
Lloyds TSB Group PLC                                                 184,937            1,670,535
LogicaCMG PLC                                                         21,951               73,423
London Stock Exchange PLC                                              6,643               56,962
Man Group PLC                                                          9,682              251,394
Marconi Corp. PLC*                                                     6,676               68,000
Marks & Spencer Group PLC                                             54,595              356,971
Meggitt PLC                                                           10,072               50,106
MFI Furniture Group PLC                                               10,649               23,545
Misys PLC                                                             15,595               65,277
Mitchells & Butlers PLC                                               14,424               93,903
National Express Group PLC                                             3,467               59,130
National Grid Transco PLC                                            103,210              956,188
National Power PLC*                                                   44,214              149,769
Next PLC                                                               9,121              274,403
Novar PLC                                                              8,574               30,178
Pearson PLC                                                           27,652              337,047
Persimmon PLC                                                          9,124              130,264
Pilkington PLC                                                        24,287               54,387
Premier Farnell PLC                                                    7,443               23,876
Provident Financial PLC                                                8,907              119,170
Prudential PLC                                                        78,463              750,273
Punch Taverns PLC                                                      6,342               82,455
Rank Group PLC                                                        16,572               85,730
Reckitt Benkiser PLC                                                  20,513              652,017
Reed Elsevier PLC                                                     42,120              436,585
Rentokil Initial PLC                                                  61,917              189,552
Reuters Group PLC                                                     49,113              378,670
Rexam PLC                                                             19,072              171,106
Rio Tinto PLC                                                         35,568            1,150,041
Rolls-Royce Group PLC*                                                51,803              238,861
Rolls-Royce Group PLC "B"                                          2,590,100                4,895
Royal & Sun Alliance Insurance Group PLC                              80,679              119,683
Royal Bank of Scotland Group PLC                                     104,830            3,336,043
SABMiller PLC                                                         26,458              414,241
Schroders PLC                                                          5,472               73,109
Scottish & Newcastle PLC                                              24,766              215,521
Scottish & Southern Energy PLC                                        29,104              484,818
Scottish Power PLC                                                    63,251              488,871
Serco Group PLC                                                       18,723               86,420
Severn Trent PLC                                                      10,627              183,754
Shell Transport & Trading Co., PLC                                   317,484            2,849,833
Signet Group PLC                                                      55,336              112,414
Slough Estates PLC                                                    12,154              111,969
Smith & Nephew PLC                                                    31,272              294,004
Smiths Group PLC                                                      18,796              302,450
SSL International PLC                                                  3,036               17,370
Stagecoach Group PLC                                                  19,880               41,513
Stolt Offshore SA*                                                     5,800               44,759
Tate & Lyle PLC                                                       10,914              109,620
Taylor Woodrow PLC                                                    19,387              112,108
Tesco PLC                                                            257,305            1,538,955
The Peninsular and Oriental Steam Navigation Co.                      25,245              138,111
The Sage Group PLC                                                    41,331              157,187
TI Automotive Ltd. "A"*                                               11,991                    0
Tomkins PLC                                                           25,788              128,776
Trinity Mirror PLC                                                    10,839              143,586
Unilever PLC                                                          91,678              906,089
United Business Media PLC                                              8,681               87,274
United Utilities PLC                                                  18,354              218,859
United Utilities PLC                                                   7,770               66,148
Vodafone Group PLC                                                 2,172,013            5,766,904
Whitbread PLC                                                          9,817              172,809
William Hill PLC                                                      11,248              117,120
Wolseley PLC                                                          19,995              418,664
WPP Group PLC                                                         39,470              449,395
Yell Group PLC                                                        21,420              191,463
                                                                                      -----------
(Cost $58,198,525)                                                                     73,490,545


Total Common Stocks (Cost $227,389,294)                                               290,699,343
                                                                                      -----------
Preferred Stocks 0.2%
Belgium 0.0%
Fortis VVPR Strip*                                                     2,223                   58
(Cost $2)                                                                             -----------

Germany 0.2%
Fresenius Medical Care AG                                                500               28,810
Henkel KGaA                                                            1,836              166,006
Porsche AG                                                               245              177,852
ProSiebensat. 1 Media AG                                               2,800               52,485
RWE AG                                                                 1,035               54,767
Volkswagen AG                                                          3,083              111,182
                                                                                      -----------
(Cost $468,877)                                                                           591,102


Total Preferred Stocks (Cost $468,879)                                                    591,160
                                                                                      -----------
                                                                  Principal
                                                                  Amount ($)             Value ($)
                                                                  ----------             ---------

US Government Backed 0.8%
US Treasury Bill, 2.869%**, 7/14/2005 (c)
(Cost $2,349,318)                                                  2,370,000            2,351,213
                                                                                      -----------

                                                                      Shares             Value ($)
                                                                      ------             ---------

Exchange Traded Funds 0.0%
IShares MSCI EAFE Index Fund
(Cost $39,689)                                                           280               44,484
                                                                                      -----------
Cash Equivalents 2.9%
United States 2.9%
Cash Management Fund Institutional, 2.58% (a)
(Cost $8,927,487)                                                  8,927,487            8,927,487
                                                                                      -----------

                                                                        % of
                                                                      Net Assets         Value ($)

Total Investment Portfolio  (Cost $239,174,667)                         98.8          302,613,687
Other Assets and Liabilities, Net                                        1.2            3,650,449
                                                                                      -----------
Net Assets                                                             100.0          306,264,136
                                                                                      ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Cash Management Fund Institutional is an affiliated fund and is managed by Deutsche Asset Management, Inc. The rate is the annualized seven-day yield.

(b) Affiliated issuer. This security is owned in proportion with its representation 7

(c) At March 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

At March 31, 2005, open futures contracts purchased were as follows:

                                                                                    Unrealized
                            Expiration           Aggregate                        Appreciation/
Futures                  Date      Contracts   Face Value ($)      Value ($)     (Depreciation)($)
--------------------------------------------------------------------------------------------------
SPI Index 200          6/16/2005      10             815,799       796,820                (18,979)
--------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50
Index                  6/17/2005      174          6,745,898     6,773,456                 27,558
--------------------------------------------------------------------------------------------------
FTSE 100 Index         6/17/2005      38           3,582,717     3,527,688                (55,029)
--------------------------------------------------------------------------------------------------
Hang Seng Index        4/28/2005       4             346,845       344,127                 (2,718)
--------------------------------------------------------------------------------------------------
TOPIX Index            6/9/2005        4             437,191       440,362                  3,171
--------------------------------------------------------------------------------------------------
Nikkei 225 Index       6/9/2005       48           2,837,338     2,784,000                (53,338)
--------------------------------------------------------------------------------------------------
Total Net Unrealized Depreciation                                                         (99,335)
--------------------------------------------------------------------------------------------------

REIT: Real Estate Investment Trust

ADR: American Depositary Receipt


At March 31, 2005, the EAFE Equity Index Portfolio had the following sector diversification:

                                                                       As a % of
                                                                      Investment
Sector                                           Value ($)             Portfolio
--------------------------------------------------------------------------------
Financials                                          80,903,668          26.7
Consumer Discretionary                              35,188,235          11.6
Industrials                                         28,856,921           9.5
Energy                                              25,481,223           8.4
Health Care                                         23,266,892           7.7
Consumer Staples                                    22,914,382           7.6
Materials                                           21,202,049           7.0
Telecommunication Services                          21,035,088           7.0
Information Technology                              17,615,030           5.8
Utilities                                           14,827,015           4.9
                                              -------------------------------
Total Common and Preferred Stocks                  291,290,503          96.2
                                              -------------------------------
Cash Equivalents                                     8,927,487           3.0
Exchange Traded Fund                                    44,484           0.0
US Government Backed Securities                      2,351,213           0.8
                                              -------------------------------
Total Investment Portfolio                         302,613,687         100.0
                                              -------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder EAFE Equity Index Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder EAFE Equity Index Fund

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005